Debt (Components of Long-Term Debt) (Details) € in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	May. 12, 2015 USD ($)	May. 12, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term debt, gross			$ 3,995
Long-term debt	$ 4,014
Less: Unamortized debt issuance costs	60
Less: Short-term borrowings and current maturities	39				$ 0
Total long-term debt	3,915				$ 0
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross			2,503
Senior Notes [Member] | 6.625% Senior Notes Due May 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			1,350
Long-term debt	$ 1,350
Debt instrument interest rate	6.625%	6.625%
Senior Notes [Member] | 7.00% Senior Notes Due May 2025 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			750
Long-term debt	$ 750
Debt instrument interest rate	7.00%	7.00%
Senior Notes [Member] | Senior Notes 6.125% Due May 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 395	€ 360		€ 360
Long-term debt	$ 395
Debt instrument interest rate	6.125%	6.125%
Other Payables [Member]
Debt Instrument [Line Items]
Long-term debt	$ 26
The Term Loan Facility [Member]
Debt Instrument [Line Items]
Unamortized discount	7		$ 7
Long-term debt	$ 1,493
Debt instrument interest rate	1.00%	1.00%